Financial Instruments and Risk Management - Fair Value Information on Other Financial Assets and Liabilities Recorded at Amortized Cost (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
	Jul. 03, 2017	Dec. 31, 2017	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Conversion features of the instruments value	$ 242	$ 242	$ 0